Note 7 - Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Employee costs	$ 741,818	$ 884,390
Triton Datacom earn-out		222,611
Taxes other than income tax	260,390	163,016
Interest	9,251	22,121
Other, net	138,551	114,584
	$ 1,150,010	$ 1,406,722